Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables

8. Accrued Liabilities and Other Payables

Accrued liabilities and other payables mainly consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Deposits	$277,806	$319,579
Accrued expenses	1,331,393	943,319
Salary payable	555,642	661,972
Others	96,930	132,995
Total	$2,261,771	$2,057,865

As of December 31, 2025, accrued expenses mainly included accrued professional fee of $596,239, accrued penalty expense $401,527 related to a contractual violation with China Post Zhongshan branch and $728,187 accrued social security payable.

As of December 31, 2024, accrued expenses mainly included accrued professional fee of $540,000, and accrued penalty expense $380,000 related to a contractual violation with China Post Zhongshan branch ..

The penalty arose from the Company’s outsourcing of services under agreements with China Post Zhongshan branch, which was not permitted under the contractual terms. In accordance with the agreements, a penalty equivalent to 20% of the service fees was assessed. All related agreements expired and were terminated as of February 28, 2025.